Employee Benefits (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Pension Contributions	330	429	418	379
Employee Benefits and Share-based Compensation	21,550	32,928	21,249	12,043